Basis of presentation for the consolidated financial statements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Investments classified using the equity method of accounting	$ 111,549		$ 152,630	$ 133,140
Intangible assets other than goodwill	188,283		113,787	109,439
Goodwill	34,718	$ 37,972	37,972	37,972
Property, plant and equipment	1,454,823		1,429,354	1,532,710
Total	$ 4,268,094		4,296,236	$ 4,217,980
Balances originally reported [Member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Investments classified using the equity method of accounting			146,425
Intangible assets other than goodwill			105,948
Goodwill			44,177
Property, plant and equipment			1,437,193
Total			1,733,743
Reclassified balances [member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Investments classified using the equity method of accounting			152,630
Intangible assets other than goodwill			113,787
Goodwill			37,972
Property, plant and equipment			1,429,354
Total			1,733,743
Reclassification balances [Member]
Disclosure Of Basis Of Presentation For Consolidated Financial Statement [Line Items]
Investments classified using the equity method of accounting			6,205
Intangible assets other than goodwill			7,839
Goodwill			(6,205)
Property, plant and equipment			(7,839)
Total			$ 0